Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary compensation table total for PEO(1)	Compensation actually paid to PEO(2)	Average summary compensation table total for non- PEO named executive officers(3)	Average compensation actually paid to non-PEO named executive officers(2)	Value of initial fixed $100 investment based on:		Net income ($millions)	Adjusted Operating Income excluding Closed Block ($millions)(5)
					Total shareholder return	Peer group total shareholder return(4)
2025	$10,077,378	$18,751,616	$3,658,395	$5,561,005	$238.89	$144.09	$223	$461
2024	$9,639,093	$10,198,873	$3,407,214	$3,654,900	$184.92	$122.56	$299	$487
2023	$9,868,918	$14,403,247	$2,991,489	$2,688,076	$176.72	$95.14	$76	$471
2022	$9,448,366	$13,381,239	$3,165,862	$3,780,344	$139.95	$87.62	$916	$526
2021	$8,499,379	$20,058,727	$4,843,984	$6,375,531	$107.14	$105.02	$850	$444

Company Selected Measure Name	Adjusted Operating Income excluding closed block
Named Executive Officers, Footnote	Our PEO in 2021, 2022, 2023, 2024 and 2025 was Mr. Thomas McInerney.The non-PEOs included in the 2025 average are: Jerome Upton, Kelly Saltzgaber, Samir Shah, and Jamala Arland.
Peer Group Issuers, Footnote	Peer Group is the S&P 600 SmallCap 600 Insurance Index, the published industry or line-of-business index used for the stock performance graph reported in our Annual Report on Form 10-K for the fiscal year ended December 31, 2025.

PEO Total Compensation Amount	$ 10,077,378	$ 9,639,093	$ 9,868,918	$ 9,448,366	$ 8,499,379
PEO Actually Paid Compensation Amount	$ 18,751,616	10,198,873	14,403,247	13,381,239	20,058,727
Adjustment To PEO Compensation, Footnote	The dollar amounts reported in this column represent the amount of “compensation actually paid” as calculated in accordance with
Item 402(v) of SEC Regulation S-K. The following adjustments were made to the PEO’s total compensation as reported in the
Summary Compensation Table for each applicable fiscal year and the average of the total compensation for the other non-PEOs as reported in the Summary Compensation Table for each applicable fiscal year to determine compensation actually paid to the PEO and the other non-PEOs, an average, respectively:

	PEO	Non-PEO Averages
Adjustments	2025	2025
Subtract Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$(5,679,762)	$(1,680,211)
Add ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End(a)	$8,183,474	$2,354,296
Add/(subtract) for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, the change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$6,254,236	$1,228,285
Add/(subtract) for Awards Granted during Prior FY that Vested During Applicable FY, change in ASC 718 Fair Value from Prior FY End to Vesting Date	$(83,710)	$240
Total Adjustments	$8,674,238	$1,902,610
(a)For purposes of the foregoing, the fair value of the stock awards at all applicable dates was calculated using the same methodology (including applicable assumptions) as used to account for share-based payments in company’s financial statements. The assumptions used in calculating the fair value of awards at the applicable dates did not differ in any material respect from the assumptions used to calculate the grant date fair value of the awards as reported in the Summary
Compensation Table for the applicable year, except that (i) the weighted fair value calculations of the PSUs subject to the Enact
Adjusted Operating Income metric and the U.S. Life Insurance Companies Net Present Value Rate Actions metric, which were granted February 26, 2025, assumed a payout at 98% as of December 31, 2025;(ii) the weighted fair value calculations of the
PSUs subject to the Enact Adjusted Operating Income metric and the U. S. Life Insurance Companies Net Present Value Rate
Actions metric, which were granted February 26, 2024, assumed a payout at 161% as of December 31, 2025; (iii) the weighted fair value calculations of the PSUs subject to the Enact Adjusted Operating Income metric and the U. S. Life Insurance
Companies Core Pre-tax Statutory Income metric, which were granted February 16, 2023, assumed a payout at 57% as of
December 31, 2025; and (iv) for awards subject to the TSR metric, the assumptions used in the Monte Carlo calculation to determine the fair value as of December 31, 2025, 2024, and 2023 did not materially differ, from the assumptions used in the
Monte Carlo calculation used to determine the grant date fair values.

Non-PEO NEO Average Total Compensation Amount	$ 3,658,395	3,407,214	2,991,489	3,165,862	4,843,984
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,561,005	3,654,900	2,688,076	3,780,344	6,375,531
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in this column represent the amount of “compensation actually paid” as calculated in accordance with
Item 402(v) of SEC Regulation S-K. The following adjustments were made to the PEO’s total compensation as reported in the
Summary Compensation Table for each applicable fiscal year and the average of the total compensation for the other non-PEOs as reported in the Summary Compensation Table for each applicable fiscal year to determine compensation actually paid to the PEO and the other non-PEOs, an average, respectively:

	PEO	Non-PEO Averages
Adjustments	2025	2025
Subtract Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$(5,679,762)	$(1,680,211)
Add ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End(a)	$8,183,474	$2,354,296
Add/(subtract) for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, the change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$6,254,236	$1,228,285
Add/(subtract) for Awards Granted during Prior FY that Vested During Applicable FY, change in ASC 718 Fair Value from Prior FY End to Vesting Date	$(83,710)	$240
Total Adjustments	$8,674,238	$1,902,610
(a)For purposes of the foregoing, the fair value of the stock awards at all applicable dates was calculated using the same methodology (including applicable assumptions) as used to account for share-based payments in company’s financial statements. The assumptions used in calculating the fair value of awards at the applicable dates did not differ in any material respect from the assumptions used to calculate the grant date fair value of the awards as reported in the Summary
Compensation Table for the applicable year, except that (i) the weighted fair value calculations of the PSUs subject to the Enact
Adjusted Operating Income metric and the U.S. Life Insurance Companies Net Present Value Rate Actions metric, which were granted February 26, 2025, assumed a payout at 98% as of December 31, 2025;(ii) the weighted fair value calculations of the
PSUs subject to the Enact Adjusted Operating Income metric and the U. S. Life Insurance Companies Net Present Value Rate
Actions metric, which were granted February 26, 2024, assumed a payout at 161% as of December 31, 2025; (iii) the weighted fair value calculations of the PSUs subject to the Enact Adjusted Operating Income metric and the U. S. Life Insurance
Companies Core Pre-tax Statutory Income metric, which were granted February 16, 2023, assumed a payout at 57% as of
December 31, 2025; and (iv) for awards subject to the TSR metric, the assumptions used in the Monte Carlo calculation to determine the fair value as of December 31, 2025, 2024, and 2023 did not materially differ, from the assumptions used in the
Monte Carlo calculation used to determine the grant date fair values.

Compensation Actually Paid vs. Total Shareholder Return	CAP versus Company and Peer Group TSR
Our compensation program is designed to align with total shareholder return by being heavily comprised of equity for executive officers, with 66% of PEO and approximately 56% of all Non-PEO’s target compensation in equity as described in Key Compensation Program Elements on page 72.
Pay versus TSR 2021 - 2025

■	PEO CAP	■	Average Non-PEO CAP	Genworth TSR	Peer TSR

Compensation Actually Paid vs. Net Income	CAP versus Net Income and Adjusted Operating Income excluding closed block
As shown in the table above, the company’s net income and adjusted operating income excluding closed block has varied over the five-year measurement period due to the impacts of the COVID-19 pandemic on our businesses as well as volatility due to actual variances from expected experience, predominantly in the company’s long-term care insurance products.
Additionally, net income and adjusted operating income excluding closed block may not move directionally or proportionally with PEO and Non-PEO CAP. This is due to the large portion of PEO and Non-PEO compensation that is equity-based compensation as well as the significant volatility from actual variances from expected experience on the company’s U.S. GAAP net income.
Pay versus Net Income 2021 - 2025

■	PEO CAP	■	Average Non-PEO CAP	Net Income

Compensation Actually Paid vs. Company Selected Measure	CAP versus Net Income and Adjusted Operating Income excluding closed block
As shown in the table above, the company’s net income and adjusted operating income excluding closed block has varied over the five-year measurement period due to the impacts of the COVID-19 pandemic on our businesses as well as volatility due to actual variances from expected experience, predominantly in the company’s long-term care insurance products.
Additionally, net income and adjusted operating income excluding closed block may not move directionally or proportionally with PEO and Non-PEO CAP. This is due to the large portion of PEO and Non-PEO compensation that is equity-based compensation as well as the significant volatility from actual variances from expected experience on the company’s U.S. GAAP net income.
Pay versus Adjusted Operating Income excluding closed block 2021 - 2025

■	PEO CAP	■	Average Non-PEO CAP	Adjusted Operating Income excluding closed block

Total Shareholder Return Vs Peer Group	CAP versus Company and Peer Group TSR
Our compensation program is designed to align with total shareholder return by being heavily comprised of equity for executive officers, with 66% of PEO and approximately 56% of all Non-PEO’s target compensation in equity as described in Key Compensation Program Elements on page 72.
Pay versus TSR 2021 - 2025

■	PEO CAP	■	Average Non-PEO CAP	Genworth TSR	Peer TSR

Total Shareholder Return Amount	$ 238.89	184.92	176.72	139.95	107.14
Peer Group Total Shareholder Return Amount	144.09	122.56	95.14	87.62	105.02
Net Income (Loss)	$ 223,000,000	$ 299,000,000	$ 76,000,000	$ 916,000,000	$ 850,000,000
Company Selected Measure Amount	461,000,000	487,000,000	471,000,000	526,000,000	444,000,000
PEO Name	Mr. Thomas McInerney	Mr. Thomas McInerney	Mr. Thomas McInerney	Mr. Thomas McInerney	Mr. Thomas McInerney
Additional 402(v) Disclosure	As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and
Item 402(v) of Regulation S-K, we are providing the following information about the relationship between
“compensation actually paid” (“CAP”) (as computed in accordance with Item 402(v) of Regulation S-K) to our
Principal Executive Officer (“PEO”) and to our other NEOs and certain financial performance of the company.
Compensation actually paid, as determined under SEC requirements, does not reflect the actual amount of compensation earned by or paid to our executive officers during a covered year. We generally seek to incentivize long-term performance, and therefore do not specifically align our performance measures with
“compensation actually paid” for a particular year. The company will continue to review and evaluate performance measures for its executive compensation programs. For information concerning the company’s pay-for-performance philosophy and how the company aligns executive compensation with the company’s performance, refer to the Compensation Discussion and Analysis section.
Relationship between Compensation Actually Paid to our NEOs and
Company Performance Measures
As described in more detail in our Compensation Discussion and Analysis section, the company’s executive compensation program reflects a pay-for-performance philosophy. While the company utilizes several performance measures to align executive compensation with company performance, all of those measures are not presented in the Pay versus Performance table above. Moreover, as discussed above, the company generally seeks to incentivize long-term performance, and therefore does not specifically align the company’s performance measures with CAP for a particular year. The Compensation Committee does not utilize CAP as the basis for making compensation decisions. In accordance with SEC rules, the charts below describe the relationship between compensation actually paid to our PEO and other NEOs (as calculated above) and our financial and stock performance for the indicated years. Please refer to the 2025 Pay versus Performance
Table above for more details on each measure. In addition, the first chart compares the company’s cumulative
TSR and our Peer Group’s cumulative TSR for the indicated years.
Company Selected Financial Performance Measures
For 2025, the company selected the following financial performance measures that link compensation actually paid to our NEOs to the company’s performance for the most recently completed fiscal year. The company will continue to review and evaluate performance measures for its executive compensation programs, as the company measures performance of its legacy insurance subsidiaries using multiple key performance indicators, including in-force rate action approvals as well as on statutory accounting results. For further information concerning the company’s pay-for-performance philosophy and how the company aligns executive compensation with the company’s performance, refer to the Compensation Discussion and
Analysis section.

Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Operating Income excluding closed block
Non-GAAP Measure Description	In accordance with SEC rules, the company is required to include in the Pay versus Performance Table the “most important” financial performance measure (as determined by the company) used to link compensation actually paid to our executive officers to company performance for the most recently completed fiscal year. The company determined Adjusted Operating Income excluding closed block, which is a metric included in our 2025 incentive program, meets this requirement and therefore, we have included this performance measure in the Pay versus Performance Table. The following table presents a reconciliation of net income to adjusted operating income excluding closed block for the reportable years ended December 31:

(Amounts in millions)	2025
Net income (loss) available to Genworth Financial, Inc.’s common stockholders	$223
Add: net income (loss) attributable to noncontrolling interests	127
Net income (loss)	350
Less: income (loss) from discontinued operations, net of taxes	1
Income (loss) from continuing operations	349
Less: net income (loss) from continuing operations attributable to noncontrolling interests	127
Income (loss) from continuing operations available to Genworth Financial, Inc.’s common stockholders	222
Adjustments to income from continuing operations available to Genworth Financial, Inc.’s common stockholders:
Closed Block operating results, net of taxes	232
Net investment (gains) losses, net(i)	41
(Gains) losses on early extinguishment of debt	(1)
Taxes on adjustments(ii)	(33)
Adjusted operating income excluding closed block	$461
(i)Net investment (gains) losses were adjusted for the portion attributable to noncontrolling interests of $3 million.
(ii)Taxes on adjustments include a tax benefit of $24 million related to a release of a portion of the valuation allowance on certain
	deferred tax assets.
Measure:: 2
Pay vs Performance Disclosure
Name	U.S. Life Insurance Companies Net Income (Loss) under Statutory Accounting Principles
Measure:: 3
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 8,674,238
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,679,762)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,183,474
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,254,236
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(83,710)
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,902,610
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,680,211)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,354,296
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,228,285
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 240